BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock International Index V.I. Fund

BlackRock S&P 500 Index V.I. Fund

BlackRock Small Cap Index V.I. Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated March 10, 2021 to the Statement of Additional Information (“SAI”)

of the Funds, dated May 1, 2020 (as amended February 9, 2021), as supplemented to date

Effective immediately, the following changes are made to the Funds’ SAI:

The section entitled “Management and Advisory Arrangements — Portfolio Manager Information” is revised as follows:

The sub-section entitled “Other Funds and Accounts Managed — BlackRock International Index V.I. Fund” is deleted in its entirety and replaced with the following:

BlackRock International Index V.I. Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Alan Mason	363 $1.72 Trillion	0 $0	0 $0	0 $0	0 $0	0 $0
Suzanne Henige, CFA	79 $161.2 Billion	5 $3.71 Billion	0 $0	0 $0	0 $0	0 $0
Jennifer Hsui, CFA	335 $1.67 Trillion	63 $92.13 Billion	30 $33.26 Billion	0 $0	0 $0	0 $0
Amy Whitelaw	366 $1.72 Trillion	114 $50.57 Billion	0 $0	0 $0	0 $0	0 $0

The sub-section entitled “Other Funds and Accounts Managed — BlackRock S&P 500 Index V.I. Fund” is deleted in its entirety and replaced with the following:

BlackRock S&P 500 Index V.I. Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Alan Mason	363 $1.72 Trillion	0 $0	0 $0	0 $0	0 $0	0 $0
Suzanne Henige, CFA	79 $159.2 Billion	5 $3.71 Billion	0 $0	0 $0	0 $0	0 $0
Jennifer Hsui, CFA	335 $1.66 Trillion	63 $92.13 Billion	30 $33.26 Billion	0 $0	0 $0	0 $0
Amy Whitelaw	366 $1.71 Trillion	114 $50.57 Billion	0 $0	0 $0	0 $0	0 $0

The sub-section entitled “Other Funds and Accounts Managed — BlackRock Small Cap Index V.I. Fund” is deleted in its entirety and replaced with the following:

BlackRock Small Cap Index V.I. Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Alan Mason	363 $1.72 Trillion	0 $0	0 $0	0 $0	0 $0	0 $0
Suzanne Henige, CFA	79 $161.1 Billion	5 $3.71 Billion	0 $0	0 $0	0 $0	0 $0
Jennifer Hsui, CFA	335 $1.67 Trillion	63 $92.13 Billion	30 $33.26 Billion	0 $0	0 $0	0 $0
Amy Whitelaw	366 $1.72 Trillion	114 $50.57 Billion	0 $0	0 $0	0 $0	0 $0

The eighth paragraph of such section is deleted in its entirety and replaced with the following:

Discretionary Incentive Compensation

Mr. Mason and Mses. Henige, Hsui and Whitelaw

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to pre-determined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income and multi-asset class funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. Performance of index funds is based on the performance of such funds relative to pre-determined tolerance bands around a benchmark, as applicable. With respect to these portfolio managers, such benchmarks for the Fund and other accounts are:

Portfolio Manager	Funds Managed	Applicable Benchmarks
Alan Mason Suzanne Henige, CFA Jennifer Hsui, CFA	BlackRock International Index V.I. Fund BlackRock S&P 500 Index V.I. Fund BlackRock Small Cap Index V.I. Fund	No Benchmarks.
Amy Whitelaw	BlackRock 60/40 Target Allocation ETF V.I. Fund BlackRock International Index V.I. Fund BlackRock S&P 500 Index V.I. Fund BlackRock Small Cap Index V.I. Fund	No Benchmarks.

Shareholders should retain this Supplement for future reference.

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